Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2019	2020
Land use rights	264,886	264,886
Less: Accumulated amortization	(9,629)	(14,952)

Total land use rights, net	255,257	249,934